CAPITAL AND OTHER COMPONENTS OF EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 14, 2019	Jul. 31, 2019	Aug. 14, 2018	Jul. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Aug. 09, 2017	Jul. 31, 2017	Mar. 02, 2016
Disclosure Of Capital And Other Components Of Equity [Line Items]
Number of shares eligible to be repurchased under Normal Course Issuer Bid			679,034		710,893				743,468
Common shares issued				13,580,692		14,217,860				14,869,374
Common shares outstanding				13,580,692		14,217,860				14,869,374	15,298,602
Repurchase amount, percentage				5.00%		5.00%				5.00%
Number of shares repurchased and cancelled under 2017 Normal Course Issuer Bid							743,468
Repurchase of shares	872,686	569,107
Shares repurchased	$ 10,258	$ 7,657
Share Capital [Member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Common shares outstanding	13,241,516	14,111,864						14,561,450
Shares repurchased	$ 3,269	$ 2,208
Contributed Surplus [Member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Shares repurchased	4,985	5,449
Accumulated deficit [Member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Shares repurchased	$ 2,004	$ 0